Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes
Schedule of income tax expense

	Six-month period ended
	June 30,
	2024	2023

	(Unaudited)
Current income tax expense	6,359,506	7,081,401
Deferred income tax expense	574,006	(308,832)
Adjustments to prior years’ current and deferred tax	(19,484)	(8,643)
Income tax expense	6,914,028	6,763,926